Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,551,291.8
Previously Paid Amount	0
Total Fee Amount	490.44
Total Offset Amount	0
Net Fee	$ 490.44
Offset Table N/A	N/A